Acquisitions (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 18, 2020	Apr. 12, 2019	Oct. 19, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 02, 2014
Acquisitions (Details) [Line Items]
Cash				$ 500,000
Shares of common stock (in Shares)						230,000,000
Agreed to earn-out provision, description		The fair value of the 3,968,254 common shares issued as part of the acquisition consideration was determined using the intraday volume weighted average price of the Company’s common shares on the acquisition date. The terms of the earn out require the Company to pay the former owner of HCFM up to $100,000, $200,000 and $200,000 on the first, second and third anniversary, respectively, based on achievement by NCFM of revenue of at least $3,100,000 (50% weighting) and EBITDA of at least $550,000 (50% weighting) in the year preceding each anniversary date. In May 2020, the Company paid the seller $47,000 in satisfaction of the year 1 earn out. In May 2021, the Company paid the seller $196,000 in satisfaction of the year 2 earn out.
Losses on change in fair value of contingent acquisition consideration				(66,888)
Fair value of website		$ 41,000
Fair value of patient management platform database		$ 1,101,538
Percentage of capitalization rate		11.75%
Percentage of sustainable growth rate		5.00%
Transaction value	$ 1,423,465
Business combination current earnout, description					During September 2020, pursuant to a Second Amendment to the Agreement and Plan of Merger (the “Second Amendment”) and in satisfaction of the Current Earnout, the Company paid $90,389 cash, issued 1,835,625 shares of the Company’s common stock and agreed that the balance of the Current Earnout that was not earned in 2020, being $124,043 cash and $366,300 in shares of Company common stock, would be deferred until the first future earnout year in which MSSP revenue exceeds $1.725 million and revenue from other services exceeds $605,000 (the “Residual Earnout”).
Payments for plan				2,419,312
Payment exceeded				1,725,000
Payments for residual value				124,043
Future earnout amount				$ 62,500
Dr. Michael Dent [Member]
Acquisitions (Details) [Line Items]
Shares of common stock (in Shares)			10,573,745
Additional shares of common stock (in Shares)			5,554,452
Cash repayment of debt			$ 457,200
Mr. O’Leary [Member]
Acquisitions (Details) [Line Items]
Additional shares of common stock (in Shares)			593,707
Received common shares at closing (in Shares)			1,130,213
Cash repayment of debt			$ 66,000
Mr. Gasparini [Member]
Acquisitions (Details) [Line Items]
Additional shares of common stock (in Shares)			52,235
Received common shares at closing (in Shares)			99,437
Business Combination [Member]
Acquisitions (Details) [Line Items]
Transaction value		$ 1,764,672
Fair value of website			$ 3,538,000
Issued shares of common stock (in Shares)				806,828
Common stock value				$ 366,300
Fair value of common shares issued					$ 1,073,000
Description of acquisition			Key assumptions include (i) a discount rate of 23.48% (ii) sustainable growth of 3.00% and (iii) a benefit stream using EBITDA cash flow. The website is being amortized over a five-year expected life. Goodwill of $766,249 arising from the acquisition consists of value associated with the legacy name.
HCFM [Member]
Acquisitions (Details) [Line Items]
Agreed to earn-out provision, description		agreed to an earn-out provision of $500,000 that may be earned based on the performance of HCFM in the years ended on the first, second and third anniversary dates of the acquisition closing. The total consideration fair value represents a transaction value of $1,764,672. The Company accounted for the transaction as an acquisition of a business pursuant to ASC 805, “Business Combinations” (“ASC 805”).
Losses on change in fair value of contingent acquisition consideration					(48,564)
Cash second year earnout				196,000	47,000
HCFM [Member] | Business Combination [Member]
Acquisitions (Details) [Line Items]
Acquired interest rate		100.00%
Cash		$ 500,000
Shares of common stock (in Shares)		3,968,254
CHM [Member]
Acquisitions (Details) [Line Items]
Agreed to earn-out provision, description	Under the terms of acquisition, the Company paid CHM shareholders the following consideration: (i) $214,000 in cash paid at closing, (ii) 2,240,838 shares of the Company’s common stock issued at closing, (iii) up to $223,500 additional cash and $660,000 in additional shares of the Company’s common stock payable at the time CHM receives the final assessment of the calculation of MSSP savings for the 2019 program year, with this amount prorated based on a target MSSP payment (plus other ancillary revenue) of $1,725,000, and (iv) up to $437,500 based on the business achieving annual revenue of $2,250,000 and annual profit of $500,000 in each of the four years following closing.
Losses on change in fair value of contingent acquisition consideration				(8,048)
Acquired interest rate	100.00%
CHM [Member] | Business Combination [Member]
Acquisitions (Details) [Line Items]
Description of acquisition	The terms of the earn out require the Company to pay the former owners of CHM (i) up to $223,500 additional cash and to $660,000 of additional shares of Company common stock when CHM receives the final assessment of the calculation of 2019 plan year MSSP revenue (the “Current Earnout”), and (ii) up to $62,500, $125,000, $125,000 and $125,000 on the first, second, third and fourth anniversary, respectively, based on achievement by the underlying business of revenue of at least $2,250,000 (50% weighting) and profit of at least $500,000 (50% weighting) in the year preceding each anniversary date (the “Future Earnout”).
CHM [Member] | Business Combination [Member] | Common Stock [Member]
Acquisitions (Details) [Line Items]
Issued shares of common stock (in Shares)	2,240,838
MedOffice Direct LLC [Member]
Acquisitions (Details) [Line Items]
Agreed to earn-out provision, description			Under the terms of acquisition, the Company paid the following consideration: (i) 19,045,563 shares of Company common stock issued at closing, (ii) partial satisfaction of certain outstanding debt obligations of MOD in the amount of $703,200 in cash paid by the Company, and (iii) up to 10,004,749 restricted shares of the Company’s common stock over a four-year period based on MOD achieving prescribed revenue targets in calendar years 2021 through 2024.
Losses on change in fair value of contingent acquisition consideration				$ (220,494)	$ 132,564
Acquired interest rate			100.00%
Transaction value			$ 3,999,730
Fair value of common shares issued			$ 19,045,563
Description of acquisition			The terms of the earn out require the Company to issue to the former equity members of MOD up to 1,9688,448 shares, 3,154,264 shares, 2,631,195 shares and 2,250,842 shares, respectively, (the “MOD Earnout Shares”) based on achievement by the underlying business of revenue of at least $1,500,000 in 2021, $1,875,000 in 2022, $2,344,000 in 2023 and $2,930,000 in 2024. The MOD Earnout Shares are issuable by April 30 of the year following the measurement year.The fair value of the contingent acquisition consideration related to the MOD Earnout Shares was calculated using a probability-weighted discounted cash flow projection. The fair value of the contingent acquisition consideration is remeasured at the end of each reporting period and changes are included in the statement of operations under the caption “Change in fair value of contingent acquisition consideration.” During the years ended December 31, 2021 and 2020, the Company recognized gains (losses) on the change in the fair value of contingent acquisition consideration related to the MOD Earnout Shares of ($220,494) and $132,564, respectively. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date: Website $3,538,000 Goodwill 766,249 Accounts payable and accruals (160,762) Notes payable (90,759) Deferred revenue (52,998) Fair Value of Identifiable Assets Acquired and Liabilities Assumed $3,999,730 The fair value of the website of $3,538,000 was estimated by applying the income approach. Under the income approach, the expected future cash flows generated by the asset are estimated and discounted to their net present value at an appropriate risk-adjusted rate of return. Significant factors considered in the calculation of the rate of return are the weighted average cost of capital and return on assets, as well as the risks inherent in the business. Cash flows were estimated based on EBITDA using forecasted revenue and costs. The measure is based on significant inputs that are not observable in the market (i.e.